Brumadinho dam failure	6 Months Ended
Jun. 30, 2026
Brumadinho Dam Failure
Brumadinho dam failure

22. Brumadinho dam failure

In January 2019, a tailings dam (“Dam I”) experienced a failure at the Córrego do Feijão mine, in the city of Brumadinho, state of Minas Gerais, Brazil. The failure released a flow of tailings debris, destroying some of Vale’s facilities, affecting local communities and disturbing the environment. The tailings released have caused an impact of around 315 km in extension, reaching the nearby Paraopeba River. The dam failure in Brumadinho (“event”) resulted in 270 fatalities or presumed fatalities, including two pregnant women, and caused extensive property and environmental damage in the region.

As a result of the dam failure, the Company recognized provisions to meet its assumed obligations, including indemnification to those affected by the event, remediation of the impacted areas and compensation to the society. In addition, the Company has incurred expenses, which have been recognized straight to the income statement, in relation to tailings management, communication services, humanitarian assistance, payroll, legal services, water supply, among others.

Effects in income statements

	Three-month period ended June 30,		Six-month period ended June 30,
	2026	2025	2026	2025
Integral Reparation Agreement	10	(5)	(1)	(30)
Other obligations	(5)	15	–	79
Incurred expenses	150	84	336	156
Insurance	(1)	–	(113)	(5)
Expenses related to Brumadinho event	154	94	222	200

Changes in the provision in the period

	December 31, 2025	Changes in estimates	Monetary and present value adjustments	Disbursements	Translation adjustment	June 30, 2026
Integral Reparation Agreement
Payment obligations	189	–	12	(111)	16	106
Provision for socio-economic reparation and others	317	2	23	(65)	19	296
Provision for social and environmental reparation	515	(3)	32	(55)	33	522
	1,021	(1)	67	(231)	68	924
Other obligations
Tailings containment, geotechnical safety and environmental reparation	542	(1)	29	(71)	34	533
Individual indemnification	75	2	5	(22)	4	64
Other	273	(1)	10	(46)	17	253
	890	–	44	(139)	55	850
Liability	1,911	(1)	111	(370)	123	1,774

The cash flow for obligations are estimated for an average period ranging from 4 to 6 years and were discounted to the present value at a rate in real terms, which increased from 8.07% on December 31, 2025 to 8.61% on June 30, 2026.

Judicial Settlement for Integral Reparation

On February 4, 2021, the Company entered into a Judicial Settlement for Integral Reparation (“Global Settlement”), which was under negotiations since 2019, with the State of Minas Gerais, the Public Defender of the State of Minas Gerais and the Federal and the State of Minas Gerais Public Prosecutors Offices, to repair the environmental and social damage resulting from the Dam I rupture. As a result of the Global Settlement, the requests for the reparation of socioenvironmental and socioeconomic damages caused by the dam failure were substantially resolved.

The Global Settlement includes: (i) payment obligations, of which the funds will be used directly by the State of Minas Gerais and Institutions of Justice for socioeconomic and socioenvironmental compensation projects; (ii) performance obligation related to socioeconomic projects in Brumadinho and other 25 municipalities from the Paraopeba River Basin; and (iii) performance obligations related to compensation of the environmental damage caused by the dam failure. These obligations are projected for an average period of 4 to 6 years.

In addition, the Global Settlement addresses the diffuse and collective socioeconomic damages resulting from the disaster, with the exception of supervening damages, individual damages and homogeneous individual damages of a divisible nature, in accordance with the claims of the lawsuits not extinguished by the Global Settlement.

For the measures described in items (i) and (ii), the amounts are specified in the Global Settlement. For the execution of the environmental recovery, actions have no cap limit, despite having been estimated in the Global Settlement due to the Company's legal obligation to fully repair the environmental damage caused by the dam failure. Therefore, although Vale is monitoring this provision, the amount recorded could materially change depending on several factors that are not under the Company’s control.

Other obligations

The Company is also working to ensure geotechnical safety of the remaining structures at the Córrego do Feijão mine, in Brumadinho, and the removal and proper disposal of the tailings of Dam I, including dredging part of the released material and de-sanding from the channel of the river Paraopeba.

For the individual indemnification, Vale and the Public Defendants of the State of Minas Gerais formalized an agreement on April 5, 2019, under which those affected by the Brumadinho’s dam failure may join an individual or family group out-of-court settlement agreements for the indemnification of material, economic and moral damages. This agreement establishes the basis for a wide range of indemnification payments, which were defined according to the best practices and case law of Brazilian Courts, following rules and principles of the United Nations.

Legal Proceedings

Class and individual actions in the United States

Vale is defending itself against a class action brought before a Federal Court in New York and filed by holders of securities - American Depositary Receipts ("ADRs") - issued by Vale.

In August 2024, the Court held a hearing to consider Vale's Motion for Class Decertification, as well as the parties' Cross Motions to Exclude certain expert reports. In March 2026, the Motion for Class Decertification was denied. In April 2026, the Court granted Vale’s request to exclude, in its entirety, the damages calculation model prepared by the plaintiffs’ expert in the class action lawsuit.

In November 2021, a new complaint was filed by eight investment funds that chose to seek redress for alleged damages independently and separately from the class members of the main action, with, for the most part, similar allegations to those presented in the main class action. In March 2026, the Court granted Vale's request and dismissed the portion of the claims brought by these investment funds that was not aligned with the claims asserted in the main class action. The parties commenced the discovery phase in May 2026.

The likelihood of loss of these proceedings is considered possible. However, considering the current phase of these lawsuits, it is not yet possible to reliably estimate the amount of a potential loss and the claimants have also not specified the amounts of the alleged damages in their respective claims.

Arbitration proceedings in Brazil filed by shareholders, a class association and foreign investment funds

In Brazil, Vale is defending itself in four arbitration proceedings in which the claimants seek compensation for alleged damages resulting from the devaluation of the Company’s shares. The claims are based on the allegation that the Company was aware of the risks related to the safety of the Brumadinho dam and failed to disclose such risks to its shareholders.

Among these proceedings, only one does not have an estimated value assigned by the claimants. In the others:

•	Arbitration filed by foreign legal entities, the claimants estimated losses of approximately US$348 (R$1,800 million), plus interest and monetary adjustment.
•	Arbitration also filed by foreign legal entities, the estimated amount was approximately US$753 (R$3,900 million), subject to interest and monetary adjustment.
•	Proceeding filed by 384 minority shareholders, the amount in dispute was set at US$580 (R$3,000 million), related to a single event, subject to interest and monetary adjustment, and may be increased at a later stage as alleged by the claimants.
•	Arbitration initiated by foreign legal entities, with no estimated amount assigned by the claimants.

The Company disputes all ongoing proceedings and classifies the likelihood of loss as possible. However, given the early stage of the arbitration proceedings and the lack of detailed claims and grounds, it is not possible at this time to reliably estimate the amount of any potential loss.